SEGMENT REPORTING (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net revenues by service line
Total net revenues	$ 254,063	$ 227,120	$ 192,863
Enterprise application services
Net revenues by service line
Total net revenues	165,122	159,181	126,555
Enterprise application services | Enterprise Application Services
Net revenues by service line
Total net revenues	164,487	158,733	126,396
Enterprise application services | Hardware and software product
Net revenues by service line
Total net revenues	635	448	159
Financial industry services
Net revenues by service line
Total net revenues	88,941	67,939	66,308
Financial industry services | Financial industry services
Net revenues by service line
Total net revenues	80,887	59,486	59,012
Financial industry services | Hardware and software product
Net revenues by service line
Total net revenues	$ 8,054	$ 8,453	$ 7,296